AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2023
	Shares	Value
Common Stocks - 87.3%
Communication Services - 0.4%
Reading International, Inc., Class A (United States)*	130,000	$275,600
Consumer Discretionary - 13.1%
America's Car-Mart, Inc. (United States)*,1	20,000	1,819,800
B&S Group, S.A.R.L. (Luxembourg)[2]	275,000	1,019,057
Dong Ah Tire & Rubber Co., Ltd. (South Korea)	74,000	620,126
Italian Design Brands S.P.A. (Italy)*,1	101,380	988,236
Legacy Housing Corp. (United States)*	155,000	3,008,550
Texhong International Group, Ltd. (Hong Kong)	4,200,000	2,322,515

Total Consumer Discretionary		9,778,284
Consumer Staples - 9.9%
Delfi, Ltd. (Singapore)	3,075,000	2,853,375
Italian Wine Brands S.P.A (Italy)	130,916	2,620,811
Naked Wines PLC (United Kingdom)*	1,350,000	919,334
NeoPharm Co., Ltd. (South Korea)	55,000	1,038,767

Total Consumer Staples		7,432,287
Energy - 23.6%
Amplify Energy Corp. (United States)*	130,000	955,500
Arrow Exploration Corp. (Canada)*	7,500,000	1,830,150
Hargreaves Services PLC (United Kingdom)	374,842	2,010,030
Hemisphere Energy Corp. (Canada)	1,129,700	1,081,251
Horizon Oil, Ltd. (Australia)	16,000,000	1,841,697
Noram Drilling A.S. (Norway)	195,000	949,438
Pardee Resources Co., Inc. (United States)	1,990	467,650
Total Energy Services, Inc. (Canada)	675,800	4,657,087
Unit Corp. (United States)	71,000	3,883,700

Total Energy		17,676,503
Financials - 6.7%
A-Mark Precious Metals, Inc. (United States)	37,000	1,085,210
Omni Bridgeway, Ltd. (Australia)*	3,400,000	3,907,271

Total Financials		4,992,481
Industrials - 22.7%
Boustead Singapore, Ltd. (Singapore)	600,000	372,496
CB Industrial Product Holding Bhd (Malaysia)	1,500,000	351,419
Cie de L'Odet SE (France)	1,600	2,321,146
Fila S.P.A. (Italy)	165,000	1,303,442
Komelon Corp. (South Korea)	60,000	376,764
Macfarlane Group PLC (United Kingdom)	1,825,175	2,416,182
	Shares	Value

Maezawa Industries, Inc. (Japan)	115,000	$784,737
Mitani Corp. (Japan)	44,000	412,796
Ocean Wilsons Holdings, Ltd. (Bermuda)	110,000	1,296,733
Sam Yung Trading Co., Ltd. (South Korea)	85,000	791,070
Sekisui Jushi Corp. (Japan)	74,000	1,179,061
Sinko Industries, Ltd. (Japan)	65,000	961,085
U-Haul Holding Co., Non-Voting Shares (United States)	85,000	4,453,150

Total Industrials		17,020,081
Information Technology - 0.8%
Bixolon Co., Ltd. (South Korea)	137,500	586,420
Materials - 9.5%
Amerigo Resources, Ltd. (Canada)	975,000	911,651
Brickability Group PLC (United Kingdom)	4,190,000	2,515,212
KISCO Holdings Co., Ltd. (South Korea)	63,902	1,067,269
Master Drilling Group, Ltd. (South Africa)	700,000	482,841
Okamoto Industries, Inc. (Japan)	39,000	1,322,135
Pumtech Korea Co., Ltd. (South Korea)	25,000	472,385
SK Kaken Co., Ltd. (Japan)	7,500	343,282

Total Materials		7,114,775
Utilities - 0.6%
Maxim Power Corp. (Canada)*	140,000	470,017

Total Common Stocks (Cost $64,777,085)		65,346,448
Preferred Stock - 1.3%
Information Technology - 1.3%
Samsung Electronics Co., Ltd., 2.730% (South Korea)	24,000	966,875

Total Preferred Stock (Cost $398,488)		966,875
Short-Term Investments - 11.2%
Other Investment Companies - 11.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.30%[3]	8,425,563	8,425,563

Total Short-Term Investments (Cost $8,425,563)		8,425,563
Total Investments - 99.8% (Cost $73,601,136)		74,738,886
Other Assets, less Liabilities - 0.2%		132,197
Net Assets - 100.0%		$74,871,083

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (continued)
*	Non-income producing security.
[1]	Some of these securities, amounting to $546,041 or 0.7% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the value of this security amounted to $1,019,057 or 1.4% of net assets.
[3]	Yield shown represents the September 30, 2023, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Energy	$14,885,368	$2,791,135	—	$17,676,503
Industrials	7,220,751	9,799,330	—	17,020,081
Consumer Discretionary	6,835,643	2,942,641	—	9,778,284
Consumer Staples	—	7,432,287	—	7,432,287
Materials	3,909,704	3,205,071	—	7,114,775
Financials	1,085,210	3,907,271	—	4,992,481
Information Technology	—	586,420	—	586,420
Utilities	470,017	—	—	470,017
Communication Services	275,600	—	—	275,600
Preferred Stock†	—	966,875	—	966,875
Short-Term Investments
Other Investment Companies	8,425,563	—	—	8,425,563
Total Investments in Securities	$43,107,856	$31,631,030	—	$74,738,886

†	All preferred stocks held in the Fund are Level 2 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended September 30, 2023, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at September 30, 2023, was as follows:
Country	% of Long-Term Investments
Australia	8.7
Bermuda	2.0
Canada	13.5
France	3.5
Hong Kong	3.5
Italy	7.4
Japan	7.5
Luxembourg	1.5
Malaysia	0.5
Country	% of Long-Term Investments
Norway	1.4
Singapore	4.9
South Africa	0.7
South Korea	8.9
United Kingdom	11.9
United States	24.1
100.0

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$546,041	—	$558,472	$558,472
The following table summarizes the securities received as collateral for securities lending at September 30, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-5.400%	01/31/24-05/15/52
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.